UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-07215

Exact name of registrant as specified in charter:	Dryden Total Return Bond Fund, Inc.

Address of principal executive offices:	Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	973-367-7521

Date of fiscal year end:	12/31/2006

Date of reporting period:	9/30/2006

Item 1. Schedule of Investments

Dryden Total Return Bond Fund, Inc.

Schedule of Investments

as of September 30, 2006 (Unaudited)

Moody’s Rating	Principal Amount (000)		Description	Value
LONG-TERM INVESTMENTS 97.2%
ASSET BACKED SECURITIES 5.7%

			ACE Securities Corp., Ser. 2004-OP1, Class M1,
Aa2	$400		5.85%, 4/25/34	$400,000
			Ser. 2006-HE2, Class A2D,
Aaa	362		5.60%, 5/25/36	363,067
			American Express Credit Account Master Trust, Ser. 2004-C, Class C
Baa2	306	(h)	5.83%, 2/15/12	306,433
			Ameriquest Mortgage Securities, Inc., Ser. 2001-2, Class M3,
Baa2	175		8.255%, 10/25/31	175,293
			Amortizing Redsidential Collateral Trust, Ser. 2002-BC7, Class M2,
AA+(f)	68		6.68%, 10/25/32	67,651
			BA Credit Card Trust, Ser. 2006-C5, Class C5,
Baa2	1,475		5.73%, 1/15/16	1,475,881
			Bank One Issuance Trust, Ser. 2003-C1, Class C1,
Baa2	740		4.54%, 9/15/10	732,030
			Bear Stearns Asset Backed Securities, Inc., Ser. 2002-2 Class A2,
Aaa	404		5.93%, 10/25/32	404,769
			CDC Mortgage Capital Trust, Ser. 2002-HE3, Class M2,
A2	197		8.705%, 3/25/33	197,457
			Centex Home Equity, Ser. 2005-A, Class M4,
A1	600		6.13%, 1/25/35	605,504
			Citibank Credit Card Issuance Trust, Ser. 2003-C4, Class C4,
Baa2	1,630		5.00%, 6/10/15	1,585,378
			College Loan Corp.Trust, Ser. 2006-1, Ser. AIO,
Aaa	3,500		10.00%, 7/25/08	598,418
			Countrywide Asset Backed Certs., Class 2002-BC3, Ser. M2,
A2	738		6.48%, 5/25/32	738,934
			Ser. 2004-12, Class MV3,
Aa3	650		5.99%, 3/25/35	657,214
			CS First Boston Mtge. Securities Corp., Ser. 2002-HE4, Class M2,
A2	72		7.58%, 8/25/32	71,607
			Equity One ABS, Inc., Ser. 2004-3, Class M1,
Aa2	520		5.70%, 7/25/34	517,492
			First Franklin Mortgage Loan Asset Backed Certs., Ser. 2005-FF6, Class M2,
Aa2	640		5.77%, 5/25/36	644,934
			Ford Credit Auto Owner Trust, Class 2006-B, Ser. C,
Baa2	545		5.68%, 6/15/12	548,399
			GSAMP Trust, Ser. 2006-HE3, Class A2D,
Aaa	1,500		5.58%, 5/25/46	1,501,443
			Home Equity Asset Trust, Ser. 2005-7, Class 2A4,
Aaa	360		5.71%, 1/25/36	361,674

			IXIS Real Estate Capital Trust, Home Equity Loan, Ser. 2006-HE1, Class A4,
Aaa	800	(a)	5.63%, 3/25/36	802,505
			IXIS Real Estate Capital Trust, Ser. 2006-HE2, Class A4,
Aaa	750		5.59%, 8/25/36	750,807
			MBNA Master Credit Card Trust USA, Ser. 1999-J, Class C,
BBB(f)	1,400	(h)	7.85%, 2/15/12	1,506,612
			Morgan Stanley ABS Capital I, Ser. 2003-HE1, Class M-1,
Aa2	542		6.13%, 5/25/33	544,666
			Residential Asset Mortgage. Products, Inc., Ser. 2004-RS12, Class MII2,
Aa3	550		6.13%, 12/25/34	556,087
			Saxon Asset Securities Trust, Ser. 2002-2, Class M2,
A1	394		6.48%, 8/25/32	396,127
			Ser. 2002-3, Class M1,
Aaa	500		6.08%, 12/25/32	500,987
			Structured Asset Securities Corp., Ser. 2002-HF2, Class M3,
BBB(f)	346		7.33%, 7/25/32	322,530

			Total asset backed securities	17,333,899

COLLATERALIZED MORTGAGE OBLIGATIONS 1.0%
			Countrywide Alternative Loan Trust, Pass-Thru Certs., Ser. 2004-18CB, Class 3A-1,
Aaa	765		5.25%, 9/25/19	749,177
			Master Alternative Loan Trust, Ser. 2004-4, Class 4A-1,
Aaa	617		5.00%, 4/25/19	602,329
			Structured Adjustable Rate Mortgage Loan Trust, Ser. 2004-1, Class 4A-3,
Aaa	1,232		4.17%, 2/25/34	1,215,002
			Washington Mutual, Inc., Ser. 2002-AR15, Class A-5,
Aaa	437		4.38%, 12/25/32	431,958

			Total collateralized mortgage obligations	2,998,466

COMMERCIAL MORTGAGE BACKED SECURITIES 9.2%
			Banc of America Commercial Mortgage, Inc., Ser. 2005-1, Class ASB,
AAA(f)	1,450		5.0179%, 11/10/42	1,440,203
			Bear Stearns Commercial Mortgage Securities, Ser. 2001-TOP4, Class E,
Baa2	650		6.47%, 11/15/33	677,801
			Ser. 2005-T18, Class AAB,
Aaa	600		4.823%, 2/13/42	585,181
			Ser. 2005-T20, Class AAB,
Aaa	800		5.2867%, 10/12/42	797,399
			Citigroup Commercial Mortgage Trust, Ser. 2006-C4, Class A3,
Aaa	385		5.9112%, 3/15/49	397,014
			Greenwich Capital Commercial Funding Corp., Ser. 2003-C1, Class A-4,
Aaa	3,300		4.111%, 7/5/35	3,095,304
			GS Mortgage Securities Corp. II, Ser. 2006-GG6, Class AAB,
AAA(f)	715		5.587%, 4/10/38	725,095
			J.P. Morgan Chase Commercial Mortgage Securities, Ser. 2003-CB6, Class A-2,
Aaa	1,500		5.255%, 7/12/37	1,499,396

			Ser. 2003-ML1A, Class A-2,
Aaa	1,740		4.767%, 3/12/39	1,692,450
			Ser. 2005-CB13, Class A-4,
Aaa	780		5.472%, 1/12/43	779,925
			Ser. 2005-LDP2, Class ASB,
Aaa	1,800		4.659%, 7/15/42	1,744,852
			Ser. 2005-LDP4, Class A-4,
Aaa	870		4.918%, 10/15/42	843,538
			LB-UBS Commercial Mortgage Trust, Ser. 2002-C2, Class C,
Aaa	600		5.696%, 7/15/35	614,145
			Ser. 2003-C8, Class A-3,
Aaa	1,295		4.83%, 11/15/27	1,273,296
			Ser. 2004-C8, Class A-6,
Aaa	1,100		4.799%, 12/15/29	1,063,390
			Ser. 2006-C4, Class A-4,
Aaa	1,700		5.8996%, 6/15/38	1,778,643
			Merrill Lynch Mortgage Trust, Ser. 2004-KEY2, Class A-3,
Aaa	1,500		4.615%, 8/12/39	1,451,499
			Merrill Lynch/Countrywide Commercial Mortgage Trust, Ser. 2006-2, Class A4,
Aaa	385		6.105%, 6/12/46	402,611
			Morgan Stanley Dean Witter Capital I, Ser. 2000-PRIN, Class A-3,
Aaa	254		7.36%, 2/23/34	259,629
			PNC Mortgage Acceptance Corp., Ser. 1999-CM1, Class A1B,
AAA(f)	1,714		7.33%, 12/10/32	1,799,970
			Wachovia Bank Commercial Mortgage Trust, Ser. 2003-C3, Class A-2,
AAA(f)	3,930		4.867%, 2/15/35	3,849,563
			Ser. 2003-C9, Class A-3,
AAA(f)	1,245		4.608%, 12/15/35	1,215,291

			Total commercial mortgage backed securities	27,986,195

CORPORATE BONDS 36.2%
Aerospace & Defense 0.5%
			BAE Systems Holdings, Inc., Notes,
Baa2	1,500	(h)	5.20%, 8/15/15	1,435,194
			Raytheon Co., Notes,
Baa2	48		4.50%, 11/15/07	47,572

				1,482,766

Airlines 0.8%
			Continental Airlines, Inc., Pass-Thru Certs., Ser. 00-2,
Baa3	1,800		7.487%, 4/2/12	1,881,000
			Pass-Thru Certs., Ser. 01-1,
Baa3	7		6.703%, 6/15/21	7,439
			Southwest Airlines Co., Notes,
Baa1	650		5.25%, 10/1/14	634,250

				2,522,689

Automotive 1.1%
				Auburn Hills Trust, Debs.,
Baa1		165		12.375%, 5/1/20	244,532
				Equus Cayman Finance Ltd., (Cayman Islands), Notes,
Baa3		215	(h)	5.50%, 9/12/08	214,139
				Ford Motor Credit Co., Notes,
B1		800	(a)	6.625%, 6/16/08	787,904
				General Motors Acceptance Corp.,
Caa1		500	(b)	7.20%, 1/15/11	460,625
				GMAC LLC, Unsub., MTN
Ba1	E	UR795		6.125%, 3/15/07	1,013,596
				Hyundai Motor Manufacturing Alabama LLC, Gtd. Notes,
Baa3		$500	(h)	5.30%, 12/19/08	495,666
				Johnson Controls, Inc., Sr. Notes,
Baa1		70		5.50%, 1/15/16	68,404

					3,284,866

Banking 3.9%
				Bank United Corp., Sub. Notes,
Baa1		2,750		8.875%, 5/1/07	2,803,190
				Chuo Mitsui Trust & Banking Co. Ltd. (Japan), Sub. Notes,
Baa1		650	(h)	5.506%, 12/31/49	623,212
				Citigroup Inc., Sub. Notes
Aa2		850		6.125%, 8/25/36	874,222
				Dresdner Kleinwort Wasserstein (Germany), Notes,
Ba2		400		7.75%, 9/23/09	401,444
				HSBC Finance Corp., Notes,
Aa3		660		5.00%, 6/30/15	637,954
				ICICI Bank Ltd. (India), Bonds,
Baa2		300	(g)(h)	7.25%, 8/15/49	305,079
				ICICI Bank, Ltd. (Singapore), Notes,
Baa2		600	(h)	5.75%, 11/16/10	598,459
				Kazkommerts International BV (Netherlands), Gtd. Notes,
Baa1		1,060	(h)	7.875%, 4/7/14	1,075,900
				Mizuho Financial Group Ltd. (Cayman Islands), Gtd. Notes,
A2		490	(h)	5.79%, 4/15/14	495,294
				Resona Preferred Global Securities Ltd. (Cayman Islands),
Baa1		700	(h)	5.85%, 9/29/49	684,349
Baa3		900	(a)(h)	7.191%, 12/30/49	931,500
				Russian Standard Finance SA for Russian Standard Bank,
Ba2		800	(h)	7.50%, 10/7/10	776,000
				Sumitomo Mitsui Banking Corp. (Japan), Notes,
A2		1,600	(h)	5.625%, 7/15/49	1,557,152

					11,763,755

Brokerage 0.7%
				Goldman Sachs Group, Inc., Sr. Notes,
Aa3		725		5.35%, 1/15/16	711,617
				Sub. Notes,
A1		1,050		6.45%, 5/1/36	1,071,516
				Credit Suisse First Boston International (United Kingdom) , Bonds,
Ba2		400		6.80%, 10/4/12	378,032

					2,161,165

Building Materials & Construction 0.8%
			American Standard, Inc., Gtd. Notes,
Baa3	855		7.625%, 2/15/10	902,183
			CRH America, Inc., Gtd. Notes,
Baa1	260		6.00%, 9/30/16	260,365
			RPM International, Inc., Sr. Notes,
Baa3	900		4.45%, 10/15/09	870,199
			Ryland Group, Inc., Sr. Notes,
Baa3	495		5.375%, 6/1/08	491,147

				2,523,894

Cable 0.7%
			Comcast Cable Communications Holdings, Inc., Gtd. Notes,
Baa2	475		9.455%, 11/15/22	614,633
			CSC Holdings, Inc., Sr. Notes,
B2	1,000		7.875%, 12/15/07	1,015,000
			Mediacom Broadband LLC, Sr. Notes
B3	525	(h)	8.50%, 10/15/15	521,719

				2,151,352

Capital Goods 1.3%
			Briggs & Stratton Corp.,
Ba1	980		8.875%, 3/15/11	1,078,044
			Erac USA Finance Co., Notes,
Baa1	700	(h)	6.20%, 11/1/16	720,413
			Fedex Corp., Gtd. Notes,
Baa2	625		7.25%, 2/15/11	670,618
			Rockwell Automation, Inc., Debs.,
A3	1,500		5.20%, 1/15/98	1,231,039
			Tyco International Group SA (Luxembourg), Gtd. Notes,
Baa3	205		6.75%, 2/15/11	216,510

				3,916,624

Chemicals 2.2%
			Dow Chemical Co. (The), Debs.
A3	250		7.375%, 11/1/29	291,935
			Huntsman International LLC, Gtd. Notes,
B2	369		9.875%, 3/1/09	384,683
Ba3	550		11.625%, 10/15/10	607,750
			ICI Wilmington, Inc., Gtd. Notes,
Baa3	540		4.375%, 12/1/08	527,768
			IMC Global, Inc., Debs.,
B2	550	(a)	6.875%, 7/15/07	551,375
			Gtd. Notes, Ser. B,
Ba3	11		10.875%, 6/1/08	11,729
			Sr. Notes,
Ba3	195		10.875%, 8/1/13	217,425
			Lubrizol Corp., Debs.,
Baa3	425		6.50%, 10/1/34	428,284
			Notes,
Baa3	200		5.875%, 12/1/08	201,736
			Sr. Notes,
Baa3	1,100		4.625%, 10/1/09	1,079,090

			Lyondell Chemical Co., Gtd. Notes,
Ba3	443		9.50%, 12/15/08	455,736
			Monsanto Co., Sr. Notes,
A-(f)	1,025		5.50%, 8/15/25	983,132
			Union Carbide Corp., Debs.,
Ba2	850		7.50%, 6/1/25	908,891

				6,649,534

Electric 3.6%
			Arizona Public Services Co., Unsec.,
Baa2	450		6.25%, 8/1/16	457,445
			CenterPoint Energy Houston Electric LLC,
Baa2	750		5.70%, 3/15/13	756,688
			CMS Energy Corp., Sr. Notes,
Ba3	640		8.90%, 7/15/08	670,400
			Consumers Energy Co., First Mortgage Bonds, Ser. B,
Baa2	250	(b)	5.375%, 4/15/13	247,585
			Dominion Resources Inc., Sr. Unsec.,
Baa2	200		5.15%, 7/15/15	192,158
			Edison Mission Energy, Sr. Notes,
B1	600		7.73%, 6/15/09	616,500
B1	600	(h)	7.75%, 6/15/16(i)	607,500
			El Paso Electric Co., Sr. Unsec.,
Baa3	750		6.00%, 5/15/35	733,301
			Empresa Nacional de Electricidad S.A. (Chile), Notes,
Ba1	185		8.35%, 8/1/13	207,568
			Energy East Corp., Notes,
Baa2	500		6.75%, 6/15/12	524,858
Baa2	15		6.75%, 9/15/33	15,697
			Enersis S.A., (Chile), Notes,
Ba1	1,000	(b)	7.375%, 1/15/14	1,062,885
			Exelon Corp., Notes,
Baa2	125		4.90%, 6/15/15	117,936
			FirstEnergy Corp., Notes, Ser. A,
Baa3	257		5.50%, 11/15/06	256,951
			Notes, Ser. C,
Baa3	250		7.375%, 11/15/31	289,036
			Korea East-West Power Co. Ltd. (South Korea), Sr. Unsub. Notes,
A1	400	(h)	4.875%, 4/21/11	390,223
			NiSource Finance Corp., Gtd. Notes,
Baa3	355		5.45%, 9/15/20	330,368
			Northern State Power Co., First Mtge. Bonds, Ser. B,
A2	400		8.00%, 8/28/12	453,486
			PSEG Funding Trust II, Notes,
Baa3	1,500		5.381%, 11/16/07	1,497,689
			TECO Energy, Inc., Sr. Notes,
Ba2	235	(a)	7.50%, 6/15/10	246,750
			TXU Corp., Notes,
Ba1	400		4.446%, 11/16/06	399,275
			Xcel Energy, Inc., Sr. Notes,
Baa1	775		3.40%, 7/1/08	749,281

				10,823,580

Energy - Other 1.0%
			Anadarko Petroleum Corp., Sr. Unsec.,
Baa2	800	(b)	5.95%, 9/15/16	809,558
			GS Caltex Corp., Bonds,
Baa1	775	(h)	7.75%, 7/25/11	845,013
			Halliburton Co., Notes,
Baa1	135		5.50%, 10/15/10	135,820
			Occidental Petroleum Corp., Notes, MTN,
A3	900		4.25%, 3/15/10	875,128
			Talisman Energy, Inc. (Canada), Notes,
Baa2	305		5.125%, 5/15/15	292,113

				2,957,632

Foods 1.0%
			HJ Heinz Co., Notes,
Baa2	1,000	(h)	6.428%, 12/1/08	1,020,641
			Kraft Foods, Inc., Sr. Unsec. Notes,
A3	120		5.625%, 11/1/11	121,241
			Kroger Co. (The), Gtd. Notes,
Baa2	500		6.75%, 4/15/12	525,581
			Tyson Foods, Inc., Sr. Notes,
Ba2	375		7.25%, 10/1/06	375,009
			Sr. Unsec.,
Ba1	425		6.60%, 4/1/16	437,603
			Yum! Brands, Inc., Sr. Notes,
Baa2	420		8.875%, 4/15/11	474,897

				2,954,972

Gaming 0.8%
			Harrah’s Operating Co., Inc., Gtd. Notes,
Baa3	220		5.75%, 10/1/17	201,203
Baa3	500		7.125%, 6/1/07	503,684
			Notes,
Baa3	335		6.50%, 6/1/16	328,397
			Mandalay Resort Group, Sr. Sub. Notes,
B1	4		9.375%, 2/15/10	4,275
			MGM Mirage, Inc., Gtd. Notes,
Ba2	750	(h)	6.875%, 4/1/16	723,749
			Station Casinos, Inc., Sr. Sub. Notes,
Ba3	600		6.875%, 3/1/16	562,500

				2,323,808

Health Care Insurance 0.7%
			Coventry Health Care, Inc., Sr. Notes,
Ba1	1,100		6.125%, 1/15/15	1,091,578
			WellPoint, Inc.,
Baa1	500		5.00%, 12/15/14	483,321
Baa1	400		5.85%, 1/15/36	387,976

				1,962,875

Health Care & Pharmaceutical 0.9%
			Cardinal Health, Inc., Unsub.,
Baa2	755		5.85%, 12/15/17	753,697
			HCA, Inc., Notes,
Ba2	575		7.69%, 6/15/25	448,863
Ba2	300		8.36%, 4/15/24	247,648
			Merck & Co., Inc., Debs.,
Aa3	65		5.95%, 12/1/28	66,078
			Ventas Realty LP, Sr. Notes,
Ba2	550		6.625%, 10/15/14	551,375
			Wyeth, Unsub.,
Baa1	675		6.45%, 2/1/24	717,904

				2,785,565

Insurance 1.0%
			Allied World Assurance Holdings Ltd., Sr. Unsec. Notes,
Baa1	500		7.50%, 8/1/16	529,527
			Allstate Corp. (The), Sr. Notes,
A1	245		5.55%, 5/9/35	231,204
A1	920		5.95%, 4/1/36	919,336
			American International Group, Inc., Notes,
Aa2	625		4.25%, 5/15/13	586,884
			Axis Capital Holdings Ltd., Notes,
Baa1	850		5.75%, 12/1/14	837,283
			XL Capital Ltd. (Cayman Islands), Sr. Notes,
A3	25		5.25%, 9/15/14	24,337

				3,128,571

Lodging 0.3%
			Carnival PLC (United Kingdom), Notes,
A3	225		7.30%, 6/1/07	227,414
			Starwood Hotels & Resorts Worldwide, Inc., Gtd. Notes,
Baa3	780		7.375%, 5/1/07	784,875

				1,012,289

Machinery
			Caterpillar, Inc., Debs.,
A2	65		6.05%, 8/15/36	67,665

Media & Entertainment 1.3%
			CBS Corp., Gtd. Notes,
Baa3	110		7.875%, 7/30/30	120,115
			Clear Channel Communications, Inc.,
Baa3	1,055		8.00%, 11/1/08	1,103,106
			Intelsat Ltd. (Bermuda),
B2	600	(h)	9.25%, 6/15/16	630,750
			RH Donnelley Corp., Sr Disc. Notes,
B3	340		6.875%, 1/15/13	310,250
			Viacom Inc., Sr. Notes,
Baa3	700	(h)	5.75%, 4/30/11	698,604
Baa3	1,200	(h)	6.25%, 4/30/16	1,189,471

				4,052,296

Metals 0.3%
				Noranda, Inc., Notes,
Baa2		70		6.20%, 6/15/35	67,664
				Russel Metals, Inc. (Canada), Sr. Notes,
Ba2		500		6.375%, 3/1/14	472,500
				Southern Copper Corp., Sr. Notes,
Baa2		400	(h)	7.50%, 7/27/35	418,646

					958,810

Non Captive Finance 2.4%
				Alfa Diversified Payment Rights Finance Co. SA,
Baa3		873	(h)	6.99%, 3/15/11	869,508
				Berkshire Hathaway Finance Corp., Gtd. Notes,
Aaa		1,100		4.75%, 5/15/12	1,076,043
				Capital One Financial Corp., Sr. Notes, MTN,
Baa1		800		5.70%, 9/15/11	805,636
				Sub. Notes
Baa2		300		6.15%, 9/1/16	303,559
				GE Capital Australia Funding Pty. Ltd., MTN,
Aaa	A	UD 1,090		6.00%, 4/15/15	795,224
				Preferred Term Securities Ltd. (Cayman Islands), Sr. Notes,
Aaa		$1,100	(g)(h)	6.18%, 7/3/33(h)(i)	1,107,700
				Residential Capital Corp., Sr. Notes,
Baa3		1,230		6.50%, 4/17/13	1,249,118
				Sr. Unsec.,
Baa3		1,000		6.375%, 6/30/10	1,011,778

					7,218,566

Non-Corporate 1.3%
				Gazprom OAO (Russia), Sec.’d. Notes,
Baa1		420		10.50%, 10/21/09	475,146
				National Power Corp. (Philippines),
B1		515		9.625%, 5/15/28	594,095
BB-(f)		390	(h)	9.6481%, 8/23/11	431,573
				Pemex Project Funding Master Trust, Gtd. Notes,
Baa1		600		8.00%, 11/15/11	658,800
				Petronas Capital Ltd. (Malaysia), Gtd. Notes,
A1		1,530	(h)	7.00%, 5/22/12	1,646,721

					3,806,335

Paper 0.8%
				Catalyst Paper Corp. (Canada), Gtd. Notes,
B2		525		8.625%, 6/15/11	515,813
				Norampac, Inc. (Canada), Sr. Notes
B1		485		6.75%, 6/1/13	458,325
				Stora Enso Oyj,
Baa2		520	(h)	7.25%, 4/15/36	538,375
				Weyerhaeuser Co., Debs.,
Baa2		740		7.375%, 3/15/32	766,549

					2,279,062

Pipelines & Other 1.2%
			Atmos Energy Corp., Notes,
Baa3	500		4.00%, 10/15/09	479,088
			Enterprise Products Operating LP, Sr. Notes,
Baa3	900		4.00%, 10/15/07	886,314
			Oneok Partners LP, Notes,
Baa2	800		6.65%, 10/1/36	805,607
			Oneok, Inc., Sr. Unsec. Notes,
Baa2	1,500		5.51%, 2/16/08	1,500,573

				3,671,582

Real Estate Investment Trusts 0.4%
			Equity One, Inc., Gtd., Notes,
Baa3	500		3.875%, 4/15/09	480,338
			Post Apartment Homes LP, Sr. Notes,
Baa3	665		5.45%, 6/1/12	650,909

				1,131,247

Retailers 1.0%
			Gap, Inc. (The), Notes,
Baa3	2,400		6.90%, 9/15/07	2,423,781
			GSC Holdings Corp., Gtd. Notes,
B1	470		9.3831%, 10/1/11	488,800
			May Department Stores Co. (The), Notes,
Baa1	215		6.65%, 7/15/24	215,194

				3,127,775

Technology 1.6%
			Certegy, Inc., Notes,
Ba2	650		4.75%, 9/15/08	626,553
			Equifax, Inc., Notes,
Baa1	375		4.95%, 11/1/07	372,044
			International Business Machines Corp., Debs.,
A1	750		8.375%, 11/1/19	943,486
			Jabil Circuit, Inc., Sr. Notes,
Baa3	400		5.875%, 7/15/10	403,605
			Motorola Inc., Sr. Notes,
Baa2	31		8.00%, 11/1/11	34,594
			Seagate Technology, HDD Holdings (Cayman Islands), Gtd. Notes,
BB+(f)	275		8.00%, 5/15/09	286,000
			Sensata Technologies NV, Sr. Notes,
B3	440	(h)	8.00%, 5/1/14	427,900
			Xerox Corp., Sr. Unsec.,
Ba1	1,850	(b)	6.40%, 3/15/16	1,840,750

				4,934,932

Telecommunications 4.0%
			ALLTEL Ohio LP, Gtd. Notes,
A2	178	(h)	8.00%, 8/15/10	193,289
			AT&T Corp., Sr. Notes,
A2	600	(a)	8.00%, 11/15/31	733,353
			BellSouth Corp., Notes,
A2	690		4.20%, 9/15/09	669,211
			Cingular Wireless Services, Inc., Notes,
Baa1	505		8.125%, 5/1/12	568,417

				Sr. Notes,
Baa1		575		8.75%, 3/1/31	735,080
				Citizens Communications Co., Sr. Notes,
Ba2		565		7.625%, 8/15/08	581,950
Ba2		400		9.00%, 8/15/31	429,000
				Embarq Corp.,
Baa3		1,600		7.082%, 6/1/16	1,632,158
				Telecom de Puerto Rico, Inc. (Puerto Rico), Gtd. Notes,
Baa1		1,150		6.80%, 5/15/09	1,178,349
				Telecom Italia Capital SA(Luxembourg), Gtd.,
Baa2		140		4.95%, 9/30/14	128,581
Baa2		320		5.25%, 10/1/15	296,514
Baa2		1,000		7.20%, 7/18/36	1,027,795
				Telefonica Emisiones,
Baa1		1,400		6.421%, 6/20/16	1,440,358
				TELUS Corp. (Canada), Notes,
Baa2		1,310		7.50%, 6/1/07	1,327,088
Baa2		500		8.00%, 6/1/11	551,152
				Verizon Global Funding Corp., Bonds,
A3		30		5.85%, 9/15/35	28,265
				Windstream Corp.,
Ba3		580	(b)(h)	8.625%, 8/1/16	620,600

					12,141,160

Tobacco 0.6%
				Altria Group, Inc.,
Baa2		325		7.65%, 7/1/08	337,291
Baa2		75		7.75%, 1/15/27	90,811
				RJ Reynolds Tobacco Holdings, Inc., Notes,
Ba3		1,200	(h)	6.50%, 7/15/10	1,211,140
Ba3		270	(h)	7.625%, 6/1/16	280,073

					1,919,315

				Total corporate bonds	109,714,682

FOREIGN GOVERNMENT OBLIGATIONS 9.1%
				Brazilian Government International Bond,
Ba2		1,500	(b)	9.25%, 10/22/10	1,687,500
Ba2		635		10.25%, 6/17/13	775,335
Ba2	BRL	1,250	(b)	12.50%, 1/5/16	579,209
				Canadian Treasury Bill,
Aaa	CAD	910		2/22/07	800,881
				Colombia Government International Bond,
Ba2		$600		7.2163%, 11/16/15	613,500
				Deutsche Bundesrepublik,
Aaa	EUR	955		4.00%, 1/4/37	1,232,002
				Federal Republic of Argentina,
B3		$630		3.00%, 4/30/13	472,815
B3		1,425		5.589%, 8/3/12	1,315,444
				Hungary Government Bond,
A1	HUF	722,860		8.00%, 2/12/15	3,398,797
				Jamaican Government Bond,
B1	EUR	255		11.00%, 7/27/12	377,516

				Japan Government Bond,
A2	JPY	68,250		2.50%, 3/20/36	586,888
				Mexican Fixed Rate Bonds,
Baa1	MXN	19,500		9.00%, 12/20/12	1,843,756
				Mexico Government International Bond,
Baa1		$780		6.20%, 1/13/09	788,190
				New Zealand Government, Ser. 415,
Aaa	NZD	860		6.00%, 4/15/15	571,518
				Panama Government International Bond,
Ba1		$310		9.375%, 7/23/12	363,165
Ba1		610		7.25%, 3/15/15	651,175
				Peru Government International Bond,
Ba3		211		5.00%, 3/7/17	207,504
Ba3		414		5.00%, 3/7/17	408,505
				Poland Government Bond, Ser. 1015,
A2	PLZ	8,825		6.25%, 10/24/15	2,965,134
				Russian Government International Bond,
Baa2		$1,147	(h)	8.25%, 3/31/10	1,204,696
				South Africa Government Bond,
A2	ZAR	5,480		13.00%, 8/31/10	803,628
A2	ZAR	2,680		13.50%, 9/15/15	449,087
				Sweden Government Bond, Ser. 1041,
Aaa	SEK	23,550		6.75%, 5/5/14	3,871,467
				Turkey Government International Bond,
Ba3		$475		9.875%, 3/19/08	500,531
				Uruguay Government International Bond,
B3		160		7.25%, 2/15/11	164,160
				Venezuela Government International Bond,
B2		625		10.75%, 9/19/13	764,063

				Total foreign government obligations	27,396,466

MORTGAGE BACKED SECURITIES 30.7%
				Federal Home Loan Mortgage Corp.
		1,308		4.50%, 2/1/19 - 7/1/19	1,262,317
		3,854		5.00%, 12/1/19 - 5/1/34	3,759,055
		2,000		5.00%, TBA 30YR	1,922,500
		1,287		5.252%, 12/1/35	1,272,685
		2,725		5.50%, 10/1/33 - 7/1/34	2,699,532
		1,879		6.00%, 11/1/33	1,892,537
		822		6.50%, 7/1/32 - 11/1/33	840,234
		448		7.00%, 9/1/32	461,506
				Federal National Mortgage Association
		1,100		4.00%, 5/1/19	1,040,801
		8,538		4.50%, 6/1/18 - 8/1/33	8,189,511
		11,384	(e)	5.00%, 1/1/19 - 3/1/34	11,004,272
		16,580	(e)	5.50%, 1/1/17 - 2/1/34	16,392,318
		10,484	(e)	6.00%, 9/1/17 - 2/1/35	10,570,615
		4,091		6.50%, 12/1/17 - 11/1/33	4,182,659
		379		7.00%, 3/1/32 - 6/1/32	389,883
				Federal National Mortgage Association,
		8,500		5.00%, TBA 15 YR	8,348,597
		7,000		5.00%, TBA 30 YR	6,726,565
		1,000		5.50%, TBA 30 YR	985,000
		1,000		6.50%, TBA 30 YR	1,017,500
				Government National Mortgage Association
		7,102		5.50%, 8/15/33 - 7/15/35	7,042,290
		687		6.00%, 1/15/33 - 12/15/33	696,849

	2,222		6.50%, 9/15/32 - 11/15/33	2,281,819

			Total mortgage backed securities	92,979,045

STRUCTURED NOTES 3.9%
			Dow Jones CDX High Yield, Pass-Thru Certs., Ser. 5-T3,
B3	1,750	(h)	8.25%, 12/29/10	1,791,563
			Ser. 6-T1,
B3	2,650	(h)	8.625%, 6/29/11	2,683,125
			TRAINS, Sec’d Notes,
B1	7,250	(b)(h)	7.548%, 5/1/16	7,253,262

			Total structured notes	11,727,950

U.S. GOVERNMENT AGENCY OBLIGATIONS 0.3%
			Federal Home Loan Mortgage Corp.,
	130		5.50%, 7/18/16	135,034
			Federal National Mortgage Association,
	270	(b)	5.25%, 9/15/16	275,266
			Tennessee Valley Authority, Ser. B,
	335		5.88%, 4/1/36	371,062

			Total U.S. agency obligations	781,362

U.S. GOVERNMENT TREASURY SECURITIES 1.1%
			United States Treasury Bond,
	1,184	(a)(b)	4.50%, 2/15/36	1,134,512
			United States Treasury Notes,
	1,602	(a)	4.875%, 8/15/16	1,632,288
			United States Treasury Principal Strip,
	1,140		2/15/19	631,716

			Total U.S. Government treasury securities	3,398,516

			Total long-term investments (cost $296,572,664)	294,316,581

	Shares
SHORT-TERM INVESTMENTS 12.4%
AFFILIATED MUTUAL FUNDS
	1,658,365		Dryden Core Investment Fund — Short Term Bond Series (cost $16,587,782)(d)	16,600,231
	20,788,511		Dryden Core Investment Fund — Taxable Money Market Series (cost $20,788,511; includes $11,264,240 of cash collateral received for securities on loan)(c)(d)	20,788,511

			Total short-term investments (cost $37,376,293)	37,388,742

Total Investments 109.6% (cost $333,948,957)(i)	331,705,323
Liabilities in excess of other assets(j) (9.6%)	(28,930,200)

Net Assets 100.0%	$302,775,123

The following abbreviations are used in portfolio descriptions:

AUD—Australian Dollar

BRL—Brazilian Real

CAD—Canadian Dollar

EUR—Euro

HUF—Hungarian Forint

JPY—Japanese Yen

MTN— Medium Term Note

MXN—Mexican Peso

NZD—New Zealand Dollar

PLZ—Polish Zloty

SEK—Swedish Krona

TBA—To Be Announced Security

TRAINS—Targeted Return Index Securities

ZAR—South African Rand

Unless otherwise stated, principal amounts are denominated in U.S. Dollars.

(a)	All or portion of security segregated as collateral for financial futures contracts, swaps and foreign currency contracts.
(b)	All or portion of security is on loan. The aggregate market value of such securities is $10,999,251; cash collateral of $11,264,240 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.
(c)	Represents security or portion thereof, purchased with cash collateral received for securities on loan.
(d)	Prudential Investments LLC, the manager of the Funds, also serves as manager of the Dryden Core Investment Fund — Short Term Bond Series and Dryden Core Investment Fund—Taxable Money Market Series.
(e)	All or a portion of security segregated as collateral for TBA securities.
(f)	Standard & Poor’s rating.
(g)	Indicates securities that have been deemed illiquid.
(h)	Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
(i)	The United States federal income tax basis of the Fund’s investments and the net unrealized depreciation as of September 30, 2006 were as follows:

Tax Basis of Investments	Appreciation	Depreciation	Net Unrealized Depreciation
$334,992,976	$1,679,165	$4,966,818	$3,287,653

The difference between book basis and tax basis was attributable to deferred losses on wash sales.

(j)	Liabilities in excess of other assets include net unrealized appreciation (depreciation) on financial futures, swaps and foreign currency contracts as follows:

Open future contracts outstanding at September 30, 2006:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at September 30, 2006	Unrealized Appreciation (Depreciation)
	Long Positions:
147	U.S. Long Bond	Dec. 2006	$16,345,542	$16,523,718	$178,176
51	U.S. 2 Year Note	Dec. 2006	10,430,107	10,429,500	(607)

					$177,569

	Short Positions:
23	U.S. 5 Year Note	Dec. 2006	2,425,754	2,426,859	(1,105)
194	U.S. 10 Year Note	Dec. 2006	20,809,290	20,964,125	(154,835)

					(155,940)

					$21,629

Forward Foreign currency exchange contracts outstanding at September 30, 2006:

Foreign Currency Contract	Payable at Statement Date	Value at September 30, 2006	Unrealized Appreciation (Depreciation)
Sold:
Australian Dollar
expiring 10/20/06	$804,421	$793,940	$10,481
Canadian Dollar
expiring 10/16/06	787,746	787,922	(176)
EURO
expiring 10/25/06	1,824,450	1,803,562	20,888
expiring 10/25/06	876,308	870,401	5,907
Hungarian Forint
expiring 11/24/06	3,354,103	3,391,161	(37,058)
Japanese Yen
expiring 10/25/06	586,032	575,385	10,647
Mexican Nuevo Peso
expiring 10/16/06	1,445,334	1,452,262	(6,928)
New Zealand Dollar
expiring 10/20/06	589,260	580,502	8,758
Polish Zloty
expiring 10/24/06	3,145,446	3,122,746	22,700
Swedish Krona
expiring 10/24/06	3,885,707	3,838,542	47,165
South African Rand
expiring 10/26/06	1,180,370	1,165,132	15,238

			$97,622

Credit default swap agreements outstanding at September 30, 2006:

Counterparty	Termination Date	Notional Amount (000)	Fixed Rate	Underlying Bond	Unrealized Appreciation (Depreciation)
Morgan Stanley Capital Services (a)	12/20/2014	$1,500	1.17%	Nextel Communications, Inc.,	$39,121
				7.375%, 8/1/15
Morgan Stanley Capital Services (a)	6/20/2009	1,000	0.82%	Tyco International Group SA,	14,372
				6.00%, 11/15/13
Barclays Bank PLC(b)	9/20/2016	500	1.24%	Harrah’s Operating Co., Inc.,	12,660
				5.375%, due 12/15/13
Morgan Stanley Capital Services (b)	12/09/2009	800	0.60%	RPM International, Inc.,	(7,245)
				6.25%, 12/15/13
Morgan Stanley Capital Services (b)	12/20/2009	100	0.75%	RPM International, Inc.,	(1,361)
				6.25%, 12/15/13

					$57,547

(a)	The Fund receives the fixed rate and pays the counterparty par in the even that the underlying bond defaults.
(b)	The Fund pays the fixed rate and receives from the counterparty par in the event that the underlying bond defaults.

Interest rate swap agreements outstanding at September 30, 2006:

Counterparty	Termination Date	Notional Amount (000)	Fixed Rate	Floating Rate	Unrealized Appreciation (Depreciation)
Morgan Stanley Capital Services (1)	10/03/2011	$2,800	5.09%	3 month LIBOR	$(1,611)
Merrill Lynch Capital Services (2)	10/03/2011	1,000	5.09%	3 month LIBOR	17,246

					$15,635

(1)	The Fund pays the floating rate and receives the fixed rate.
(2)	The Fund pays the fixed rate and receives the floating rate.

Notes to Schedule of Investments

Securities Valuation: Securities listed on a securities exchange (other than options on securities and indices) are valued at the last sale price on such exchange on the day of valuation or, if there was no sale on such day, at the mean between the last reported bid and asked prices, or at the last bid price on such day in the absence if an asked price. Securities traded via Nasdaq are valued at the Nasdaq official closing price (NOCP) on the day of valuation, or if there was no NOCP, at the last sale price. Securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by Prudential Investments LLC (“PI or Manager”), in consultation with the subadvisers; to be over-the-counter, are valued at market value using prices provided by an independent pricing agent or principal market maker.

Corporate bonds (other than convertible debt securities) and U.S. government securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by an Adviser in consultation with the Manager to be over-the-counter, are valued by an independent pricing agent or more than one principal market maker (if available, otherwise by a principal market maker or a primary market dealer). Convertible debt securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by an Adviser in consultation with the Manager to be over-the-counter, are valued by an independent pricing agent or at the mean between the last reported bid and asked prices (or at the last bid price in the absence of an asked price) provided by more than one principal market maker (if available, otherwise by a principal market maker or a primary market dealer).

Options on securities and indices traded on an exchange are valued on their last sales price as of the close of trading on the applicable exchange or, if there was no sale, at the mean between the most recently quoted bid and asked prices on such exchange.

Futures contracts and options thereon traded on a commodities exchange or board of trade are valued at the last sale price at the close of trading on such exchange or board of trade or, if there was no sale on the applicable commodities exchange or board of trade on such day, at the mean between the most recently quoted prices on such exchange or board of trade or at the last bid price in the absence of an asked price.

Securities for which market quotations are not readily available, or whose values have been affected by events occurring after the close of the security’s foreign market and before the fund’s normal pricing time, are valued at fair value in accordance with the Board of Director’s approved fair valuation procedures. When determining the fair valuation of securities some of the factors influencing the valuation include, the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Forward currency contracts are valued daily at current exchange rates.

Swaps are valued by “marking-to-market” the unrealized gains or loses daily.

Investments in mutual funds are valued at their net asset value as of the close of the New York Stock Exchange on the date of valuation.

Short-term securities which mature in sixty days or less are valued at amortized cost, which approximates market value. The amortized cost method includes valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost. Short-term securities which mature in more than sixty days are valued at current market quotation.

The Fund may hold up to 15% of its net assets in illiquid securities including repurchase agreements which have a maturity of longer than seven days, certain securities with legal or contractual restrictions on resale (restricted securities, sometimes referred to as Private Placements) and securities that are not readily marketable. Restricted securities are valued pursuant to the valuation procedures noted above.

The Fund invests in the Taxable Money Market Series and the Dryden Short-Term Core Bond Series, separate portfolios of Dryden Core Investment Fund, pursuant to an exemptive order received from the Securities and Exchange Commission. Taxable Money Market Series and the Dryden Short-Term Core Bond Series are mutual funds registered under the Investment Company Act of 1940, as amended, and managed by PI.

Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website. (www.sec.gov).

Item 2. Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3. Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Dryden Total Return Bond Fund, Inc.

By (Signature and Title)*	/s/ Deborah A. Docs
Deborah A. Docs
Secretary of the Fund

Date November 27, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Judy A. Rice
Judy A. Rice
President and Principal Executive Officer

Date November 27, 2006

By (Signature and Title)*	/s/ Grace C. Torres
Grace C. Torres
Treasurer and Principal Financial Officer

Date November 27, 2006

*	Print the name and title of each signing officer under his or her signature.